UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

INVESTMENT SERIES

SEMI-ANNUAL REPORT   |   APRIL 30, 2005

Smith Barney Premier Selections

All Cap Growth Portfolio

Smith Barney Dividend Strategy Portfolio

Smith Barney Growth and Income Portfolio

SB Government Portfolio

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i was 3.8% in the fourth quarter. The advance estimate for first quarter 2005 GDP was 3.1%. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at the Fed’s May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00%.

During the first half of the reporting period, the fixed-income market confounded many investors as short-term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well. This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Aggregate Bond Index,iv returned 0.98%.

The U.S. stock market posted a modest gain for the period, with the S&P 500 Indexv returning 3.28%. The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April. The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed their small-cap brethren during the period.

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Within this environment, the Funds1 performed as follows:

PERFORMANCE OF THE FUNDS1

AS OF APRIL 30, 2005

(unaudited)

	6 Months

Smith Barney Premier Selections All Cap Growth Portfolio	-	0.09%

Russell 1000 Growth Index		1.14%

Russell 2000 Growth Index	-	1.98%

S&P MidCap 400 Index		5.68%

Lipper Variable Multi-Cap Growth Funds Category Average		1.53%

Smith Barney Dividend Strategy Portfolio		1.53%

S&P 500 Index		3.28%

Lipper Variable Large-Cap Core Funds Category Average		3.14%

Smith Barney Growth and Income Portfolio		1.65%

S&P 500 Index		3.28%

Lipper Variable Large-Cap Core Funds Category Average		3.14%

SB Government Portfolio		0.68%

Lehman Brothers Government Bond Index		0.87%

Lipper Variable General U.S. Government Funds Category Average		1.38%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any.

Returns were calculated among the 113 funds in the variable multi-cap growth funds category.

Returns were calculated among the 217 funds in the variable large-cap core funds category.

Returns were calculated among the 58 funds in the variable general U.S. government funds category.

Special Shareholder Notice

Effective May 11, 2005, a team of individuals employed by Smith Barney Fund Management LLC began to manage the day-to-day operations of the Mid Cap Growth segment of the Smith Barney Premier Selections All Cap Growth Portfolio. The members of the team are Brian M. Angerame, Derek J. Deutsch and Peter C. Stournaras.

[1]	The Funds are underlying investment options of various variable annuity and variable life insurance products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

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Smith Barney Premier Selections All Cap Growth Portfolio

For the six months ended April 30, 2005, the Fund returned -0.09%. In comparison, the Fund’s unmanaged benchmarks, the Russell 1000 Growth Index,vi the Russell 2000 Growth Indexvii and the S&P MidCap 400 Indexviii returned 1.14%, -1.98%, and 5.68%, respectively, for the same period. The Lipper Variable Multi-Cap Growth Funds Category Average2 was 1.53% over the same time frame.

Smith Barney Dividend Strategy Portfolio

For the six months ended April 30, 2005, the Fund returned 1.53%. These shares underperformed the Lipper Variable Large-Cap Core Funds Category Average,3 which was 3.14%. The Funds’ unmanaged benchmark, the S&P 500 Index, returned 3.28% for the same period.

Smith Barney Growth and Income Portfolio

For the six months ended April 30, 2005, the Fund returned 1.65%. These shares underperformed the Lipper Variable Large-Cap Core Funds Category Average,3 which was 3.14%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 3.28% for the same period.

SB Government Portfolio

For the six months ended April 30, 2005, the Fund returned 0.68%. These shares underperformed the Fund’s unmanaged benchmark, the Lehman Brothers Government Bond Index,ix which returned 0.87%. The Lipper Variable General U.S. Government Funds Category Average4 was 1.38% for the same period.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005, calculated among the 113 funds in the Fund’s Lipper category, including the reinvestment of dividends and capital gains, if any.
[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005, calculated among the 217 funds in the Fund’s Lipper category, including the reinvestment of dividends and capital gains, if any.
[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005, calculated among the 58 funds in the Fund’s Lipper category, including the reinvestment of dividends and capital gains, if any.

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As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 19, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Smith Barney Premier Selections All Cap Growth Portfolio

RISKS: The Fund may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The Fund may invest in foreign securities that may be subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets. Please see the Fund’s prospectus for more information on these and other risks.

Smith Barney Dividend Strategy Portfolio

RISKS: The Fund may invest in foreign securities that may be subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The Fund may engage in active and frequent trading, resulting in increased transaction costs, which could detract from the fund’s performance. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these and other risks.

Smith Barney Growth and Income Portfolio

RISKS: The Fund may invest in foreign securities that may be subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The Fund may invest in lower-rated, higher-yielding bonds, known as “junk bonds”, which are subject to greater credit risk, including the risk of default, than higher-rated obligations. The fund may engage in short sales. Losses from short sales may be unlimited. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the fund performance. Please see the Fund’s prospectus for more information on these and other risks.

SB Government Portfolio

RISKS: Keep in mind, bond and mortgage-related securities are subject to interest rate and market risks. The U.S. government guarantee of principal and interest payment only applies to underlying securities in the fund’s portfolio. Please note that the Fund’s shares are not guaranteed by the U.S. government or its agencies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on the fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
vi	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
vii	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
viii	The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.
ix	The Lehman Brothers Government Bond Index is a broad-based index of all public debt obligations of the U.S. government and its agencies that have an average maturity of roughly nine years.

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Smith Barney Premier Selections All Cap Growth Portfolio

Fund at a Glance (unaudited)

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Smith Barney Dividend Strategy Portfolio

Fund at a Glance (unaudited)

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Smith Barney Growth and Income Portfolio

Fund at a Glance (unaudited)

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SB Government Portfolio

Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Smith Barney Premier Selections All Cap Growth Portfolio	(0.09)%	$1,000.00	$999.10	0.87%	$4.31

Smith Barney Dividend Strategy Portfolio	1.53	1,000.00	1,015.30	0.84	4.20

Smith Barney Growth and Income Portfolio	1.65	1,000.00	1,016.50	0.75	3.75

SB Government Portfolio	0.68	1,000.00	1,006.80	0.63	3.13

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, this table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Smith Barney Premier Selections All Cap Growth Portfolio	5.00%	$1,000.00	$1,020.48	0.87%	$4.36

Smith Barney Dividend Strategy Portfolio	5.00	1,000.00	1,020.63	0.84	4.21

Smith Barney Growth and Income Portfolio	5.00	1,000.00	1,021.08	0.75	3.76

SB Government Portfolio	5.00	1,000.00	1,021.67	0.63	3.16

(1)	For the six months ended April 30, 2005.
(2)	Expenses are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedules of Investments (unaudited)	April 30, 2005

Smith Barney Premier Selections All Cap Growth Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 100.4%
CONSUMER DISCRETIONARY — 21.9%
Hotels, Restaurants & Leisure — 4.7%
10,700	Brinker International, Inc.*	$361,660
8,600	GTECH Holdings Corp.	210,442
20,850	Shuffle Master, Inc.*	525,212
16,200	Station Casinos, Inc.	1,045,386
13,900	WMS Industries, Inc.*	353,060

		2,495,760

Household Durables — 0.9%
7,500	The Ryland Group, Inc.	460,500

Internet & Catalog Retail — 3.2%
32,800	Amazon.com, Inc.*	1,061,408
20,400	ebay, Inc.*	647,292

		1,708,700

Leisure Equipment & Products — 0.4%
10,650	Marvel Enterprises, Inc.*	208,740

Media — 4.4%
10,200	Dreamworks Animation SKG, Inc.*	382,500
13,500	Harte-Hanks, Inc.	384,750
71,700	Time Warner, Inc.*	1,205,277
13,100	XM Satellite Radio Holdings, Inc., Class A Shares*	363,394

		2,335,921

Specialty Retail — 8.3%
5,300	Aeropostale, Inc.*	148,029
31,080	Bed Bath & Beyond Inc.*	1,156,487
3,700	CDW Corp.	202,353
30,000	Chico’s FAS, Inc.*	768,900
11,200	Dick’s Sporting Goods, Inc.*	344,512
3,100	Guitar Center, Inc.*	152,985
32,000	The Home Depot, Inc.	1,131,840
11,749	PETsMART, Inc.	313,111
6,100	Williams-Sonoma, Inc.*	204,289

		4,422,506

	TOTAL CONSUMER DISCRETIONARY	11,632,127

CONSUMER STAPLES — 7.4%
Beverages — 2.3%
28,600	The Coca-Cola Co.	1,242,384

Food Products — 2.6%
14,000	Hormel Foods Corp.	435,960
13,700	Wm. Wrigley Jr. Co.	947,081

		1,383,041

Personal Products — 2.5%
25,700	The Gillette Co.	1,327,148

	TOTAL CONSUMER STAPLES	3,952,573

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

Smith Barney Premier Selections All Cap Growth Portfolio

SHARES	SECURITY	VALUE

ENERGY — 4.9%
Energy Equipment & Services — 3.1%
7,400	Cal Dive International, Inc.*	$329,152
16,600	FMC Technologies, Inc.*	503,478
7,100	Global SantFe Corp.	238,560
6,850	Nabors Industries, Ltd.*	369,009
3,500	Smith International, Inc.*	203,630

		1,643,829

Oil & Gas — 1.8%
3,900	Murphy Oil Corp.	347,451
5,000	Newfield Exploration Co.*	355,150
9,000	Whiting Petroleum Corp.*	272,430

		975,031

	TOTAL ENERGY	2,618,860

FINANCIALS — 13.2%
Banks — 2.0%
3,800	East-West Bancorp, Inc.	122,056
11,000	North Fork Bancorporation, Inc.	309,650
100	PrivateBancorp, Inc.	3,125
7,300	Westamerica Bancorporation	364,562
3,800	Zions Bancorporation	266,114

		1,065,507

Diversified Financials — 5.4%
6,950	Affiliated Managers Group, Inc.*	434,584
2,100	The Bear Stearns Cos. Inc.	198,786
6,050	Legg Mason, Inc.	428,703
23,500	Merrill Lynch & Co., Inc.	1,267,355
9,300	National Financial Partners Corp.	355,632
6,800	Nelnet, Inc.*	216,580

		2,901,640

Insurance — 5.1%
2,867	Ambac Financial Group, Inc.	191,659
16,200	American International Group, Inc.	823,770
473	Berkshire Hathaway, Inc., Class B Shares*	1,323,459
10,500	Willis Group Holdings Ltd.	351,225

		2,690,113

Real Estate — 0.7%
2,600	Alexandria Real Estate Equities, Inc.	178,932
23,000	La Quinta Corp	200,100

		379,032

	TOTAL FINANCIALS	7,036,292

HEALTHCARE — 18.8%
Biotechnology — 4.1%
18,700	Amgen Inc.*	1,088,527
6,000	Connetics Corp.*	130,380

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

Smith Barney Premier Selections All Cap Growth Portfolio

SHARES	SECURITY	VALUE

Biotechnology — 4.1% (continued)
4,000	Gen-Probe, Inc.*	$200,760
10,200	Gilead Sciences, Inc.*	378,420
4,300	OSI Pharmaceuticals, Inc.*	203,540
7,500	Serologicals Corp.*	161,475

		2,163,102

Healthcare Equipment & Supplies — 3.8%
10,900	Dade Behring Holdings Inc.*	672,203
8,550	DENTSPLY International Inc.	467,343
12,400	Kyphon Inc.*	324,260
4,800	ResMed, Inc.*	298,080
8,900	Varian Medical Systems, Inc.*	300,286

		2,062,172

Healthcare Providers & Services — 5.4%
8,000	Amedisys, Inc.*	240,080
20,000	Centene Corp.*	557,000
5,200	DaVita, Inc.*	209,560
2,900	PacifiCare Health Systems, Inc.*	173,304
12,500	Sierra Health Services, Inc. *	808,625
15,100	Ventiv Health, Inc.*	314,835
24,200	VCA Antech, Inc.*	563,376

		2,866,780

Pharmaceuticals — 5.5%
10,700	Impax Laboratories, Inc.*	174,089
19,800	Johnson & Johnson	1,358,874
11,900	Medicis Pharmaceutical Corp., Class A Shares	334,390
39,300	Pfizer Inc.	1,067,781

		2,935,134

	TOTAL HEALTHCARE	10,027,188

INDUSTRIALS — 8.7%
Aerospace & Defense — 0.8%
6,485	Alliant Techsystems Inc.*	448,632

Building Products — 0.7%
8,700	American Standard Cos. Inc.	388,977

Commercial Services & Supplies — 2.7%
15,100	Alliance Data Systems Corp.*	610,040
10,900	DiamondCluster International, Inc.*	135,705
3,600	DST Systems, Inc.*	163,440
15,300	Labor Ready Inc.*	255,357
5,600	Laureate Education, Inc.*	248,752

		1,413,294

Industrial Conglomerates — 2.1%
31,200	General Electric Co.	1,129,440

Road & Rail — 0.7%
19,900	Heartland Express, Inc.	368,946

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

Smith Barney Premier Selections All Cap Growth Portfolio

SHARES	SECURITY	VALUE

Trading Companies & Distributors — 1.7%
6,000	Fastenal Co.	$321,360
20,500	MSC Industrial Direct Co., Class A Shares	550,835

		872,195

	TOTAL INDUSTRIALS	4,621,484

INFORMATION TECHNOLOGY — 21.5%
Communications Equipment — 3.5%
42,300	Cisco Systems, Inc.*	730,944
21,200	FalconStor Software, Inc.*	120,204
7,800	Juniper Networks, Inc.*	176,202
52,600	Motorola, Inc.	806,884

		1,834,234

Computers & Peripherals — 1.7%
26,600	Dell Inc.*	926,478

Electronic Equipment & Instruments — 2.9%
7,200	Benchmark Electronics, Inc.*	194,688
6,200	Diebold, Inc.	299,894
5,800	Roper Industries, Inc.	392,486
13,000	Thermo Electron Corp.*	324,740
10,000	Trimble Navigation Ltd.*	344,200

		1,556,008

Internet Software & Services — 0.4%
21,000	CNET Networks, Inc.*	208,215

IT Consulting & Services — 1.3%
17,800	Acxiom Corp.	338,200
40,800	MPS Group, Inc.*	325,992

		664,192

Semiconductor Equipment & Products — 6.6%
10,500	Cypress Semiconductor Corp.	125,895
38,400	Intel Corp.	903,168
10,300	Linear Technology Corp.	368,122
20,000	MEMC Electronic Materials, Inc.*	234,600
19,300	Microsemi Corp.*	326,556
11,900	NVIDIA Corp.*	261,086
52,600	Texas Instruments, Inc.	1,312,896

		3,532,323

Software — 5.1%
11,600	Activision, Inc.*	167,736
10,600	Amdocs Ltd.*	283,126
10,650	Mercury Interactive Corp.*	440,164
47,900	Microsoft Corp.	1,211,870
51,400	Quest Software, Inc.*	609,604

		2,712,500

	TOTAL INFORMATION TECHNOLOGY	11,433,950

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

Smith Barney Premier Selections All Cap Growth Portfolio

SHARES	SECURITY	VALUE

MATERIALS — 4.0%
Chemicals — 1.5%
7,400	Air Products & Chemicals, Inc.	$434,602
7,600	Cytec Industrials, Inc.	350,512

		785,114

Containers & Packaging — 1.1%
12,700	Jarden Corp.*	567,309

Metals & Mining — 1.4%
5,000	Arch Coal, Inc.	221,700
10,000	Compass Minerals International Inc.	241,500
22,800	Glamis Gold Ltd.*	313,272

		776,472

	TOTAL MATERIALS	2,128,895

	TOTAL COMMON STOCK (Cost — $49,898,119)	53,451,369

FACE AMOUNT
REPURCHASE AGREEMENT — 0.6%
$341,000	Interest in $485,347,000 joint tri-party repurchase agreement dated 4/29/05 with Morgan Stanley & Co., 2.950% due 5/2/05; Proceeds at maturity — $341,084; (Fully collateralized by various U.S. government agency obligations, 0.000% to 6.000% due 7/22/05 to 3/3/25; Market value — $347,820) (Cost —$341,000)	341,000

	TOTAL INVESTMENTS — 101.0% (Cost — $50,239,119**)	53,792,369
	Liabilities in Excess of Other Assets — (1.0)%	(535,939)

	TOTAL NET ASSETS — 100.0%	$53,256,430

*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Dividend Strategy Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 89.4%
CONSUMER DISCRETIONARY — 5.0%
Hotels, Restaurants & Leisure — 0.6%
14,921	McDonald’s Corp.	$437,335

Leisure Equipment & Products — 0.3%
13,100	Hasbro, Inc.	247,852

Media — 1.6%
5,436	Gannett Co., Inc.	418,572
33,100	Pearson, Inc.*	403,383
19,270	Regal Entertainment Group, Class A Shares	390,988

		1,212,943

Multi-Line Retail — 2.0%
10,927	Family Dollar Stores, Inc.	294,810
12,264	Target Corp.	569,172
15,033	Wal-Mart Stores, Inc.	708,656

		1,572,638

Specialty Retail — 0.5%
12,199	The Home Depot, Inc.	431,479

	TOTAL CONSUMER DISCRETIONARY	3,902,247

CONSUMER STAPLES — 7.7%
Beverages — 1.3%
8,200	The Coca-Cola Co.	356,208
12,297	PepsiCo, Inc.	684,205

		1,040,413

Food Products — 2.0%
5,200	Campbell Soup Co.	154,648
8,800	General Mills, Inc.	434,720
11,229	H.J. Heinz Co.	413,789
13,604	Kraft Foods, Inc., Class A Shares	440,906
6,500	Sara Lee Corp.	139,035

		1,583,098

Food Retail — 1.0%
39,700	Albertson’s, Inc.	785,663

Household Products — 3.4%
19,806	Kimberly-Clark Corp.	1,236,885
12,200	The Procter & Gamble Co.	660,630
20,200	Unilever PLC, Sponsored ADR	774,872

		2,672,387

	TOTAL CONSUMER STAPLES	6,081,561

ENERGY — 7.5%
Oil & Gas — 7.5%
29,201	BP PLC, Sponsored ADR	1,778,341
23,946	ChevronTexaco Corp.†	1,245,192

See Notes to Financial Statements.

16        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Dividend Strategy Portfolio

SHARES	SECURITY	VALUE

Oil & Gas — 7.5% (continued)
9,275	Equitable Resources, Inc.	$534,611
40,642	Exxon Mobil Corp.	2,317,813

	TOTAL ENERGY	5,875,957

FINANCIALS — 17.2%
Banks — 5.4%
8,200	Bank of America Corp.	369,328
25,293	The Bank of New York Co., Inc.	706,686
10,200	Golden West Financial Corp.	635,766
9,500	U.S. Bancorp	265,050
10,863	UBS AG	872,299
23,273	Wells Fargo & Co.	1,394,984

		4,244,113

Diversified Financials — 7.2%
5,450	The Goldman Sachs Group, Inc.	582,005
10,477	ING Groep N.V., Sponsored ADR	287,175
44,241	JPMorgan Chase & Co.	1,570,113
43,800	MBNA Corp.	865,050
12,000	Merrill Lynch & Co., Inc.	647,160
31,200	Morgan Stanley & Co.	1,641,744

		5,593,247

Insurance — 2.2%
9,300	Assurant, Inc.	307,737
14,721	The Chubb Corp.	1,203,883
7,000	Marsh & McLennan Companies, Inc.	196,210

		1,707,830

Real Estate — 2.4%
6,000	The Mills Corp.	342,840
25,600	Plum Creek Timber Co.	884,224
8,304	ProLogis	328,755
5,219	Simon Property Group, Inc.	344,819

		1,900,638

	TOTAL FINANCIALS	13,445,828

HEALTHCARE — 15.5%
Healthcare Equipment & Supplies — 0.4%
6,750	Medtronic, Inc.	355,725

Healthcare Various‡ — 0.4%
10,500	Health Care Select Sector SPDR Fund, ETF	324,135

Pharmaceuticals — 14.7%
42,756	Abbott Laboratories	2,101,885
15,000	Eli Lilly & Co.	877,050
29,394	GlaxoSmithKline PLC, Sponsored ADR	1,485,867
37,850	Johnson & Johnson	2,597,645

See Notes to Financial Statements.

17        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Dividend Strategy Portfolio

SHARES	SECURITY	VALUE

Pharmaceuticals — 14.7% (continued)
8,400	Novartis AG ADR	$409,332
64,857	Pfizer, Inc.	1,762,165
49,305	Wyeth	2,215,767

		11,449,711

	TOTAL HEALTHCARE	12,129,571

INDUSTRIALS — 14.2%
Aerospace & Defense — 3.8%
43,982	Honeywell International, Inc.	1,572,796
12,000	Raytheon Co.	451,320
9,500	United Technologies Corp.	966,340

		2,990,456

Building Products — 0.3%
8,200	Masco Corp.	258,218

Commercial Services & Supplies — 2.3%
16,300	Automatic Data Processing, Inc.	708,072
5,300	Avery Dennison Corp.	277,455
3,250	Pitney Bowes Inc.	145,340
21,800	Waste Management, Inc.	621,082

		1,751,949

Electrical Equipment — 2.6%
10,200	Cooper Industries Ltd., Class A Shares	649,332
22,310	Emerson Electric Co.	1,398,168

		2,047,500

Freight and Couriers — 0.4%
	United Parcel Service, Class B Shares	285,240

Industrial Conglomerates — 4.7%
10,900	3M Co.	833,523
70,825	General Electric Co.	2,563,865
9,200	Tyco International Ltd.	288,052

		3,685,440

Marine — 0.1%
1,810	Arlington Tankers, Ltd.	39,530

	TOTAL INDUSTRIALS	11,058,333

INFORMATION TECHNOLOGY — 3.8%
Computers & Peripherals — 0.9%
6,550	Hewlett-Packard Co.	134,079
6,830	International Business Machines Corp.	521,675

		655,754

Semiconductor Equipment & Instruments — 0.4%
14,500	Intel Corp.	341,040

Software — 2.5%
76,021	Microsoft Corp.	1,923,331

	TOTAL INFORMATION TECHNOLOGY	2,920,125

See Notes to Financial Statements.

18        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Dividend Strategy Portfolio

SHARES	SECURITY	VALUE

MATERIALS — 9.4%
Chemicals — 5.1%
35,617	The Dow Chemical Co.	$1,635,889
19,000	E.I. du Pont de Nemours & Co.	895,090
42,600	Olin Corp.	755,724
10,880	PPG Industries, Inc.	734,944

		4,021,647

Metals & Mining — 2.2%
43,044	Alcoa Inc.	1,249,137
11,644	Newmont Mining Corp.	442,123

		1,691,260

Paper & Forest Products — 2.1%
10,900	International Paper Co.	373,761
18,288	Weyerhaeuser Co.	1,254,740

		1,628,501

	TOTAL MATERIALS	7,341,408

MISCELLANEOUS — 0.9%
Miscellaneous — 0.9%
6,100	SPDR Trust Series 1, ETF	706,075

TELECOMMUNICATION SERVICES — 5.5%
Diversified Telecommunication Services — 5.2%
42,511	Bell South Corp.	1,126,116
55,333	SBC Communications, Inc.	1,316,925
44,413	Verizon Communications, Inc.	1,589,985

		4,033,026

Wireless Telecommunication Services — 0.3%
7,950	Vodafone Group PLC, Sponsored ADR	207,813

	TOTAL TELECOMMUNICATION SERVICES	4,240,839

UTILITIES — 2.7%
Electric Utilities — 1.7%
9,000	Ameren Corp.	465,300
10,900	Cinergy Corp.	431,640
9,800	FPL Group, Inc.	400,036

		1,296,976

Gas Utilities — 1.0%
8,700	KeySpan Corp.	329,991
19,600	NiSource, Inc.	455,504

		785,495

	TOTAL UTILITIES	2,082,471

	TOTAL COMMON STOCK (Cost — $66,800,296)	69,784,415

See Notes to Financial Statements.

19        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Dividend Strategy Portfolio

SHARES	SECURITY	VALUE

CONVERTIBLE PREFERRED STOCK — 1.6%
FINANCIALS — 0.6%
Diversified Financials — 0.6%
2,245	State Street Corp., 6.750%	$464,609

HEALTHCARE — 1.0%
Healthcare Equipment & Supplies — 1.0%
13,698	Baxter International Inc., 7.000%	762,979

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $1,192,217)	1,227,588

FACE AMOUNT
REPURCHASE AGREEMENTS — 8.9%
$4,347,000	Interest in $1,326,764,000 joint tri-party repurchase agreement dated 4/29/05 with Bank of America, 2.960% due 5/2/05; Proceeds at maturity — $4,348,072; (Fully collateralized by various U.S. government agency obligations, 0.000% to 3.350% due 8/15/05 to 11/9/07; Market value — $4,433,940)	4,347,000
1,620,000	Interest in $398,063,000 joint tri-party repurchase agreement dated 4/29/05 with Goldman Sachs & Co., 2.940% due 5/2/05; Proceeds at maturity — $1,620,397; (Fully collateralized by various U.S. government agency obligations, 1.250% to 12.750% due 5/31/05 to 11/15/24; Market value — $1,652,400)	1,620,000
1,000,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity — $1,000,246; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.875% due 5/26/05 to 8/6/38; Market value — $1,020,000)	1,000,000

	TOTAL REPURCHASE AGREEMENTS (Cost — $6,967,000)	6,967,000

	TOTAL INVESTMENTS — 99.9% (Cost — $74,959,513**)	77,979,003
	Other Assets in Excess of Liabilities — 0.1%	94,770

	TOTAL NET ASSETS — 100.0%	$78,073,773

†	Subsequent to the reporting period, the company changed its name to Chevron Corp.
‡	Healthcare various incorporates all categories within the healthcare sector.
*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR  — American Depositary Receipt

ETF    — Exchange Traded Fund

SPDR — Standard & Poor’s Depositary Receipt

See Notes to Financial Statements.

20        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Growth and Income Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 96.2%
CONSUMER DISCRETIONARY — 11.9%
Hotels, Restaurants & Leisure — 1.2%
2,200	Ctrip.com International Ltd. ADR*†	$96,536
26,540	McDonald’s Corp.	777,887

		874,423

Household Durables — 0.9%
31,820	Newell Rubbermaid, Inc.†	691,449

Leisure Equipment & Products — 0.5%
18,340	Mattel, Inc.	331,037

Media — 5.2%
31,540	Comcast Corp., Class A Shares*	1,012,749
61,734	Liberty Media Corp., Class A Shares*	619,809
59,020	News Corp., Class B Shares†	939,598
49,000	Time Warner Inc.*	823,690
10,820	Viacom Inc., Class B Shares	374,588

		3,770,434

Multi-Line Retail — 2.7%
13,180	Costco Wholesale Corp.†	534,844
35,700	Dollar General Corp.	726,495
14,400	J.C. Penney Co., Inc.	682,704

		1,944,043

Specialty Retail — 1.4%
21,160	Best Buy Co., Inc.	1,065,194

	TOTAL CONSUMER DISCRETIONARY	8,676,580

CONSUMER STAPLES — 8.5%
Beverages — 2.0%
27,010	PepsiCo, Inc.	1,502,836

Food Products — 3.7%
26,160	Kellogg Co.	1,175,892
15,800	McCormick & Co., Inc.	546,522
46,400	Sara Lee Corp.	992,496

		2,714,910

Household Products — 2.8%
14,270	Kimberly-Clark Corp.	891,161
20,840	The Procter & Gamble Co.	1,128,486

		2,019,647

	TOTAL CONSUMER STAPLES	6,237,393

ENERGY — 7.0%
Energy Equipment & Services — 1.7%
18,540	ENSCO International Inc.	604,404
18,860	GlobalSantaFe Corp.	633,696

		1,238,100

See Notes to Financial Statements.

21        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Growth and Income Portfolio

SHARES	SECURITY	VALUE

Oil & Gas — 5.3%
29,920	Exxon Mobil Corp.	$1,706,338
12,300	Nexen Inc.	587,325
13,990	Total S.A., Sponsored ADR†	1,551,631

		3,845,294

	TOTAL ENERGY	5,083,394

FINANCIALS — 19.3%
Banks — 7.2%
43,436	Bank of America Corp.	1,956,357
12,710	Comerica Inc.	727,775
16,060	Wachovia Corp.	821,951
28,940	Wells Fargo & Co.	1,734,664

		5,240,747

Diversified Financials — 8.6%
17,960	American Express Co.	946,492
11,800	Capital One Financial Corp.	836,502
10,650	Freddie Mac	655,188
9,310	The Goldman Sachs Group, Inc.	994,215
38,548	JPMorgan Chase & Co.	1,368,069
5,500	Legg Mason, Inc.	389,730
20,420	Merrill Lynch & Co., Inc.	1,101,251

		6,291,447

Insurance — 3.5%
18,010	American International Group, Inc.	915,809
8,400	Assurant, Inc.	277,956
8	Berkshire Hathaway Inc., Class A Shares*	674,800
8,280	The Chubb Corp.	677,138

		2,545,703

	TOTAL FINANCIALS	14,077,897

HEALTHCARE — 13.2%
Biotechnology — 3.3%
15,010	Amgen Inc.*	873,732
12,800	Genetech, Inc.*	908,032
12,550	OSI Pharmaceuticals, Inc.*†	594,054

		2,375,818

Healthcare Equipment & Supplies — 1.8%
12,610	Fisher Scientific International*	748,782
7,400	Zimmer Holdings, Inc.*	602,508

		1,351,290

Heatlhcare Providers & Services — 2.4%
17,400	Coventry Health Care, Inc.*	1,190,682
4,600	WellPoint Inc.*	587,650

		1,778,332

See Notes to Financial Statements.

22        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Growth and Income Portfolio

SHARES	SECURITY	VALUE

Pharmaceuticals — 5.7%
21,300	Pfizer Inc.	$578,721
30,600	Sanofi-Aventis-ADR*†	1,357,722
12,900	Sepracor Inc.*†	772,968
45,480	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,420,795

		4,130,206

	TOTAL HEALTHCARE	9,635,646

INDUSTRIALS — 14.3%
Aerospace & Defense — 6.0%
32,820	The Boeing Co.	1,953,446
20,060	Honeywell International Inc.	717,346
9,720	Lockheed Martin Corp.	592,434
29,170	Raytheon Co.	1,097,084

		4,360,310

Building Products — 1.3%
21,060	American Standard Cos. Inc.	941,593

Commercial Services & Supplies — 2.5%
13,030	Avery Dennison Corp.	682,121
22,000	Paychex, Inc.	673,200
18,310	Waste Management, Inc.	521,652

		1,876,973

Industrial Conglomerates — 4.5%
90,600	General Electric Co.	3,279,720

	TOTAL INDUSTRIALS	10,458,596

INFORMATION TECHNOLOGY — 15.4%
Communications Equipment — 3.7%
393,050	ADC Telecommunications, Inc.*†	892,224
56,190	Cisco Systems, Inc.*	970,963
200,490	Nortel Networks Corp.*†	499,220
22,200	Polycom, Inc.*	338,772

		2,701,179

Computers & Peripherals — 3.7%
28,830	Dell Inc.*	1,004,149
13,830	International Business Machines Corp.	1,056,335
9,400	Lexmark International, Inc., Class A Shares*	652,830

		2,713,314

Electronic Equipment & Instruments — 0.3%
11,500	Dolby Laboratories Inc., Class A Shares*	235,175

Internet Software & Services — 0.2%
5,000	SINA Corp.*†	137,350

Semiconductor Equipment & Products — 3.4%
34,600	Applied Materials, Inc.	514,502
49,090	Intel Corp.	1,154,597
21,800	Maxim Integrated Products, Inc.	815,320

		2,484,419

See Notes to Financial Statements.

23        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Growth and Income Portfolio

SHARES	SECURITY	VALUE

Software — 4.1%
9,000	Cognos, Inc.*	$340,560
94,120	Microsoft Corp.	2,381,236
20,840	Oracle Corp.*	240,910

		2,962,706

	TOTAL INFORMATION TECHNOLOGY	11,234,143

MATERIALS — 3.4%
Chemicals — 1.4%
9,000	Air Products & Chemicals, Inc.	528,570
11,000	E.I. Du Pont de Nemours & Co.	518,210

		1,046,780

Metals & Mining — 2.0%
64,490	Barrick Gold Corp.	1,439,417

	TOTAL MATERIALS	2,486,197

TELECOMMUNICATION SERVICES — 2.1%
Diversified Telecommunication Services — 1.4%
45,900	Sprint Corp.	1,021,734

Wireless Telecommunication Services — 0.7%
19,100	Nextel Communications, Inc., Class A Shares*	534,609

	TOTAL TELECOMMUNICATION SERVICES	1,556,343

UTILITIES — 1.1%
Multi-Utilities — 1.1%
21,000	Sempra Energy	847,980

	TOTAL COMMON STOCK (Cost — $63,973,065)	70,294,169

FACE AMOUNT
SHORT-TERM INVESTMENTS — 11.5%
REPURCHASE AGREEMENT — 3.4%
$2,486,000	Interest in $850,128,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.950% due 5/2/05; Proceeds at maturity — $2,486,611; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.875% due 5/26/05 to 8/6/38; Market value — $2,535,720) (Cost — $2,486,000)	2,486,000

See Notes to Financial Statements.

24        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

	Smith Barney Growth and Income Portfolio

SHARES	SECURITY	VALUE

SECURITIES PURCHASED WITH LOANED SECURITIES COLLATERAL — 8.1%
5,894,485	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $5,894,485)	$5,894,485

	TOTAL SHORT-TERM INVESTMENTS (Cost — $8,380,485)	8,380,485

	TOTAL INVESTMENTS — 107.7% (Cost — $72,353,550)	78,674,654
	Liabilities in Excess of Other Assets — (7.7)%	(5,592,361)

	TOTAL NET ASSETS — 100.0%	$73,082,293

†	All or a portion of this security is on loan (See Notes 1 and 3).
*	Non-income producing security.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Financial Statements.

25        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)                                                     April 30, 2005

SB Government Portfolio
FACE AMOUNT	SECURITY	VALUE
U.S. TREASURY OBLIGATIONS — 43.5%
	U.S. Treasury:
	Bonds:
$ 300,000	7.250% due 5/15/16 (a)	$376,875
200,000	9.000% due 11/15/18 (a)	292,211
700,000	7.625% due 2/15/25 (a)	972,973
8,000,000	5.375% due 2/15/31	9,038,128
	Notes:
1,500,000	3.125% due 5/15/07 (a)	1,485,002
7,000,000	3.250% due 8/15/07 (a)	6,939,030
10,000,000	3.000% due 2/15/08 (a)	9,811,720
5,000,000	3.125% due 4/15/09 (a)	4,874,220
7,500,000	3.500% due 11/15/09 (a)	7,390,725
1,500,000	4.875% due 2/15/12 (a)	1,576,348
5,000,000	4.000% due 11/15/12 (a)	4,997,270
8,000,000	4.000% due 2/15/15	7,872,816
1,350,000	STRIPS due 5/15/05 (a)	1,348,724

	TOTAL U.S. TREASURY OBLIGATIONS (Cost — $57,435,172)	56,976,042

U.S. GOVERNMENT AGENCIES — 2.6%
Agency Debentures — 2.6%
700,000	Federal Home Loan Bank (FHLB), Series K805, 6.500% due 11/15/05	711,556
	Fannie Mae:
1,700,000	5.250% due 1/15/09	1,766,292
1,000,000	4.110% due 2/17/09 (b)	1,002,940

	TOTAL U.S. GOVERNMENT AGENCIES (Cost — $3,401,817)	3,480,788

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
	Federal Home Loan Mortgage Corp. (FHLMC):
4,367,531	Series 2686, Class QI, 5.500% due 1/15/23 (PAC IO)	294,723
121,832	Series 2525, Class AM, 4.500% due 4/15/32	113,193
1,247,474	Series 2780, Class SL, 6.000% due 4/15/34 (PAC-2)	1,276,215

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost — $1,592,748)	1,684,131

MORTGAGE-BACKED SECURITIES — 51.9%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
347,960	6.500% due 9/1/31	362,374
172,017	6.000% due 12/1/31	176,843
371,190	5.000% due 8/1/33	368,695
2,600,000	5.000%, 30 year (c)(d)	2,574,811
1,600,000	6.000%, 30 year (c)(d)	1,642,499
	Federal National Mortgage Association (FNMA):
55,998	6.000% due 8/1/16	58,077
23,617	6.500% due 4/1/29	24,644
140,225	7.000% due 11/1/31	148,247
11,259	7.500% due 3/1/32	12,057
142,940	7.500% due 4/1/32	153,066

See Notes to Financial Statements.

26        Smith Barney Investment Series      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SB Government Portfolio
FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES — 51.9% (continued)
$ 150,830	6.500% due 5/1/32	$157,052
68,373	7.500% due 5/1/32	73,217
352,433	6.000% due 6/1/32	362,395
2,166,282	6.000% due 1/1/33	2,227,517
1,000,000	5.500%, 15 year (c)(d)	1,023,438
1,000,000	6.000%, 15 year (c)(d)	1,036,250
2,400,000	4.500%, 30 year (c)(d)	2,317,500
15,000,000	5.000%, 30 year (c)(d)	14,854,680
25,500,000	5.500%, 30 year (c)(d)	25,747,044
7,000,000	6.500%, 30 year (c)(d)	7,280,000
	Government National Mortgage Association (GNMA):
74,558	6.500% due 6/15/31	78,130
95,282	7.000% due 9/15/31	101,076
6,989,140	6.000% due 3/15/33 (a)	7,217,680

	TOTAL MORTGAGE-BACKED SECURITIES (Cost — $67,856,050)	67,997,292

	SUB-TOTAL INVESTMENTS (Cost — $130,285,787)	130,138,253

SHORT-TERM INVESTMENTS — 56.0%
U.S. GOVERNMENT AGENCY DISCOUNT NOTES — 32.8%
25,000,000	Federal Farm Credit Discount Notes, zero coupon due 5/11/05 (a)	24,981,111
18,000,000	Federal Home Loan Bank (FHLB), Discount Notes, zero coupon due 5/11/05 (a)	17,986,357

	TOTAL U.S. GOVERNMENT AGENCY DISCOUNT NOTES (Cost — $42,967,468)	42,967,468

REPURCHASE AGREEMENT — 23.2%
30,339,000	Interest in $74,308,000 joint tri-party repurchase agreement dated 4/29/05 with UBS Securities LLC, 2.860% due 5/2/05; Proceeds at maturity — $30,346,231; (Fully collateralized by U.S. government agency obligation, 3.375% due 2/15/08; Market value — $30,945,780) (Cost — $30,339,000)	30,339,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $73,306,468)	73,306,468

	TOTAL INVESTMENTS — 155.3% (Cost — $203,592,255*)	203,444,721
	Liabilities in Excess of Other Assets — (55.3)%	(72,432,971)

	TOTAL NET ASSETS — 100.0%	$131,011,750

(a)	Securities with an aggregate market value of $90,250,246 are segregated and/or held as collateral for mortgage dollar rolls, TBA’s and/or open futures contracts (See Notes 1 and 3).
(b)	Rate shown reflects rate in effect at April 30, 2005 on instrument with variable rate or step coupon rates.
(c)	Security acquired under mortgage dollar roll agreement (See Notes 1 and 3).
(d)	Security is traded on a “to-be-announced” basis (See Note 1).
*	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

TBA     — To-Be-Announced

STRIPS — Separate Trading of Registered Interest and Principal of Securities

See Notes to Financial Statements.

27        Smith Barney Investment Series      |      2005 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	April 30, 2005

	Smith Barney Premier Selections All Cap Growth Portfolio	Smith Barney Dividend Strategy Portfolio	Smith Barney Growth and Income Portfolio	SB Government Portfolio
ASSETS:
Investments, at cost	$49,898,119	$67,992,513	$63,973,065	$130,285,787
Short-term investments, at cost	341,000	6,967,000	8,380,485	73,306,468

Investments, at value	$53,451,369	$71,012,003	$70,294,169	$130,138,253
Short-term investments, at value	341,000	6,967,000	8,380,485	73,306,468
Cash	965	1,299	460	665
Receivable for securities sold	251,674	—	542,988	—
Dividends and interest receivable	18,914	147,255	40,117	781,671
Receivable for Fund shares sold	526	26,517	9,052	19,219
Receivable from broker — variation margin on open futures contracts	—	—	—	24,096

Total Assets	54,064,448	78,154,074	79,267,271	204,270,372

LIABILITIES:
Payable for securities purchased	619,962	—	162,644	73,062,449
Payable for Fund shares reacquired	138,132	5,479	62,182	57,560
Management fees payable	33,967	42,002	39,538	58,867
Trustees’ Retirement Plan payable (Note 2)	3,644	7,564	3,195	723
Trustees’ fees payable	310	1,307	666	765
Payable for loaned securities collateral (Notes 1 and 3)	—	—	5,894,485	—
Deferred mortgage dollar roll income	—	—	—	47,213
Accrued expenses	12,003	23,949	22,268	31,045

Total Liabilities	808,018	80,301	6,184,978	73,258,622

Total Net Assets	$53,256,430	$78,073,773	$73,082,293	$131,011,750

NET ASSETS:
Par value of shares of beneficial interest (Note 4)	$47	$90	$81	$115
Capital paid in excess of par value	61,060,063	100,121,148	74,207,948	132,662,378
Undistributed net investment income	112,396	392,289	105,239	1,542,179
Accumulated net realized loss from investment transactions, futures contracts and foreign currencies	(11,469,326)	(25,459,277)	(7,552,079)	(3,087,765)
Net unrealized appreciation (depreciation) of investments, futures contracts and foreign currencies	3,553,250	3,019,523	6,321,104	(105,157)

Total Net Assets	$53,256,430	$78,073,773	$73,082,293	$131,011,750

Shares Outstanding	4,744,975	9,046,958	8,076,792	11,517,271

Net Asset Value	$11.22	$8.63	$9.05	$11.38

See Notes to Financial Statements.

28        Smith Barney Investment Series      |      2005 Semi-Annual Report

Statements of Operations (unaudited) For the Six Months Ended April 30, 2005

	Smith Barney Premier Selections All Cap Growth Portfolio	Smith Barney Dividend Strategy Portfolio	Smith Barney Growth and Income Portfolio	SB Government Portfolio
INVESTMENT INCOME:
Dividends	$359,191	$1,117,568	$844,950	—
Interest	8,400	123,163	33,370	$2,852,314
Securities lending	—	—	1,972	—
Less: Foreign withholding tax	—	(5,158)	(5,176)	—

Total Investment Income	367,591	1,235,573	875,116	2,852,314

EXPENSES:
Management fees (Note 2)	220,239	256,185	240,100	351,391
Custody	7,140	26,773	7,736	11,901
Audit and tax fees	7,041	7,537	6,992	6,447
Legal fees	6,308	20,996	7,439	10,909
Shareholder communications	6,000	9,917	7,439	11,653
Transfer agency services (Note 2)	2,480	2,480	2,480	2,480
Insurance	1,687	2,132	1,984	2,976
Trustees’ fees (Note 2)	1,186	1,616	1,716	2,137
Other	3,114	2,741	2,843	2,479

Total Expenses	255,195	330,377	278,729	402,373

Net Investment Income	112,396	905,196	596,387	2,449,941

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	(280,943)	4,333,243	1,722,110	322,080
Futures contracts	—	—	—	251,298
Foreign currency transactions	—	(78)	—	—

Net Realized Gain (Loss)	(280,943)	4,333,165	1,722,110	573,378

Net Change in Unrealized Appreciation/Depreciation From Investments, Futures Contracts and Foreign Currencies	440,745	(4,079,543)	(1,215,306)	(2,153,438)

Net Gain (Loss) on Investments, Futures Contracts and Foreign Currencies	159,802	253,622	506,804	(1,580,060)

Increase in Net Assets From Operations	$272,198	$1,158,818	$1,103,191	$869,881

See Notes to Financial Statements.

29        Smith Barney Investment Series      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

	Smith Barney Premier Selections All Cap Growth Portfolio		Smith Barney Dividend Strategy Portfolio
	2005	2004	2005	2004
OPERATIONS:
Net investment income (loss)	$112,396	$(121,872)	$905,196	$286,063
Net realized gain (loss)	(280,943)	488,527	4,333,165	800,792
Net change in unrealized appreciation/depreciation	440,745	(1,328,204)	(4,079,543)	1,424,267

Increase (Decrease) in Net Assets From Operations	272,198	(961,549)	1,158,818	2,511,122

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(750,395)	(307,815)

Decrease in Net Assets From Distributions to Shareholders	—	—	(750,395)	(307,815)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	1,195,557	31,811,952	4,157,391	9,042,364
Net asset value of shares issued for reinvestment of distributions	—	—	750,395	307,815
Cost of shares reacquired	(7,291,658)	(6,654,085)	(5,078,395)	(7,434,335)

Increase (Decrease) in Net Assets From Fund Share Transactions	(6,096,101)	25,157,867	(170,609)	1,915,844

Increase (Decrease) in Net Assets	(5,823,903)	24,196,318	237,814	4,119,151

NET ASSETS:
Beginning of period	59,080,333	34,884,015	77,835,959	73,716,808

End of period*	$53,256,430	$59,080,333	$78,073,773	$77,835,959

* Includes undistributed net investment income of:	$112,396	—	$392,289	$237,488

See Notes to Financial Statements.

30        Smith Barney Investment Series      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2005 (unaudited)

and the Year Ended October 31, 2004

	Smith Barney Growth and Income Portfolio		SB Government Portfolio
	2005	2004	2005	2004
OPERATIONS:
Net investment income	$596,387	$397,098	$2,449,941	$4,267,080
Net realized gain (loss)	1,722,110	1,849,969	573,378	(558,108)
Net change in unrealized appreciation/depreciation	(1,215,306)	1,768,256	(2,153,438)	1,020,171

Increase in Net Assets From Operations	1,103,191	4,015,323	869,881	4,729,143

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(825,257)	(305,096)	(4,853,346)	(3,949,420)

Decrease in Net Assets From Distributions to Shareholders	(825,257)	(305,096)	(4,853,346)	(3,949,420)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	5,485,715	15,634,248	8,772,430	15,381,121
Net asset value of shares issued for reinvestment of distributions	825,257	305,096	4,853,346	3,949,420
Cost of shares reacquired	(3,670,805)	(3,819,398)	(5,593,889)	(20,525,266)

Increase (Decrease) in Net Assets From Fund Share Transactions	2,640,167	12,119,946	8,031,887	(1,194,725)

Increase (Decrease) in Net Assets	2,918,101	15,830,173	4,048,422	(415,002)
NET ASSETS:
Beginning of period	70,164,192	54,334,019	126,963,328	127,378,330

End of period*	$73,082,293	$70,164,192	$131,011,750	$126,963,328

* Includes undistributed net investment income of:	$105,239	$334,109	$1,542,179	$3,945,584

See Notes to Financial Statements.

31        Smith Barney Investment Series      |      2005 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Premier Selections All Cap Growth Portfolio	2005(1)		2004		2003	2002		2001		2000(2)
Net Asset Value, Beginning of Period	$11.23		$11.45		$ 8.96	$10.73		$14.48		$10.11

Income (Loss) From Operations:
Net investment income (loss)	0.02		(0.02)		(0.01)	(0.03)		0.02		0.09
Net realized and unrealized gain (loss)	(0.03)		(0.20)		2.50	(1.73)		(3.69)		4.30

Total Income (Loss) From Operations	(0.01)		(0.22)		2.49	(1.76)		(3.67)		4.39

Less Distributions From:
Net investment income	—		—		—	(0.01)		(0.04)		(0.02)
Net realized gains	—		—		—	—		(0.04)		—

Total Distributions	—		—		—	(0.01)		(0.08)		(0.02)

Net Asset Value, End of Period	$11.22		$11.23		$11.45	$ 8.96		$10.73		$14.48

Total Return(3)	(0.09	)%‡	(1.92)%		27.79%	(16.44)%		(25.45)%		43.43%

Net Assets, End of Period (000s)	$53,256		$59,080		$34,884	$28,628		$34,384		$21,419

Ratios to Average Net Assets:
Expenses(4)	0.87	%†	0.94	%(5)	0.90%	0.95	%(5)	0.95	%(5)	0.95	%(5)
Net investment income (loss)	0.38	†	(0.25)		(0.08)	(0.25)		0.16		0.72

Portfolio Turnover Rate	24%		46%		66%	58%		116%		58%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.
(5)	The manager voluntarily waived all or a portion of its fees for the years ended October 31, 2004, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 0.95%, 1.11%, 1.08% and 2.14%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

32        Smith Barney Investment Series      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Dividend Strategy Portfolio	2005(1)		2004		2003	2002	2001	2000(2)
Net Asset Value, Beginning of Period	$8.58		$8.33		$7.24	$8.96	$12.14	$10.51

Income (Loss) From Operations:
Net investment income	0.10		0.03		0.03	0.02	0.04	0.05
Net realized and unrealized gain (loss)	0.03		0.25		1.09	(1.72)	(3.19)	1.59

Total Income (Loss) From Operations	0.13		0.28		1.12	(1.70)	(3.15)	1.64

Less Distributions From:
Net investment income	(0.08)		(0.03)		(0.03)	(0.02)	(0.03)	(0.01)

Total Distributions	(0.08)		(0.03)		(0.03)	(0.02)	(0.03)	(0.01)

Net Asset Value, End of Period	$8.63		$8.58		$8.33	$7.24	$ 8.96	$12.14

Total Return(3)	1.53	%‡	3.41%		15.47%	(18.94)%	(26.03)%	15.61%

Net Assets, End of Period (000s)	$78,074		$77,836		$73,717	$61,139	$67,093	$49,630

Ratios to Average Net Assets:
Expenses(4)	0.84	%†	0.88	%(5)	0.91%	0.93%	0.93%	0.95	%(5)
Net investment income	2.30	†	0.37		0.47	0.24	0.42	0.42

Portfolio Turnover Rate	128%		42%		77%	45%	26%	30%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.
(5)	The manager voluntarily waived all or a portion of its fees for the years ended October 31, 2004 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 0.88% and 1.55%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

33        Smith Barney Investment Series      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Growth and Income Portfolio	2005(1)		2004		2003	2002		2001		2000(2)
Net Asset Value, Beginning of Period	$9.00		$8.44		$6.95	$8.15		$10.77		$10.10

Income (Loss) From Operations:
Net investment income	0.07		0.05		0.05	0.02		0.05		0.16
Net realized and unrealized gain (loss)	0.08		0.55		1.48	(1.20)		(2.58)		0.53

Total Income (Loss) From Operations	0.15		0.60		1.53	(1.18)		(2.53)		0.69

Less Distributions From:
Net investment income	(0.10)		(0.04)		(0.04)	(0.02)		(0.05)		(0.02)
Net realized gains	—		—		—	—		(0.04)		—

Total Distributions	(0.10)		(0.04)		(0.04)	(0.02)		(0.09)		(0.02)

Net Asset Value, End of Period	$9.05		$9.00		$8.44	$6.95		$ 8.15		$10.77

Total Return(3)	1.65	%‡	7.18%		22.09%	(14.47)%		(23.63)%		6.86%

Net Assets, End of Period (000s)	$73,082		$70,164		$54,334	$36,730		$31,576		$18,089

Ratios to Average Net Assets:
Expenses(4)	0.75	%†	0.91	%(5)	0.87%	0.95	%(5)	0.95	%(5)	0.95	%(5)
Net investment income	1.61	†	0.61		0.68	0.40		0.53		1.54

Portfolio Turnover Rate	29%		43%		65%	48%		68%		72%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(4)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.95%.
(5)	The manager voluntarily waived all or a portion of its fees for the years ended October 31, 2004, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 0.91%, 1.09%, 1.18% and 2.05%, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

34        Smith Barney Investment Series      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year or period ended October 31, unless otherwise noted:

SB Government Portfolio	2005(1)		2004		2003	2002(2)		2001		2000(2)
Net Asset Value, Beginning of Period	$11.75		$11.68		$11.74	$11.44		$10.62		$10.13

Income (Loss) From Operations:
Net investment income	0.22		0.41		0.33	0.35	(3)	0.52		0.53
Net realized and unrealized gain (loss)	(0.14)		0.03		(0.23)	0.13	(3)	0.87		0.12

Total Income From Operations	0.08		0.44		0.10	0.48		1.39		0.65

Less Distributions From:
Net investment income	(0.45)		(0.37)		(0.16)	(0.11)		(0.57)		(0.16)
Net realized gains	—		—		—	(0.07)		—		—

Total Dividends and Distributions	(0.45)		(0.37)		(0.16)	(0.18)		(0.57)		(0.16)

Net Asset Value, End of Period	$11.38		$11.75		$11.68	$11.74		$11.44		$10.62

Total Return(4)	0.68	%‡	3.90%		0.87%	4.20%		13.56%		6.55%

Net Assets, End of Period (000s)	$131,012		$126,963		$127,378	$84,104		$13,410		$4,996

Ratios to Average Net Assets:
Expenses(5)	0.63	%†	0.70	%(6)	0.68%	0.80	%(6)	0.80	%(6)	0.80	%(6)
Net investment income	3.83	†	3.44		2.91	3.17	(3)	4.47		5.19

Portfolio Turnover Rate	46	%*	53	%*	83%*	145%		90%		0%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Effective November 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended October 31, 2002, net investment income, net realized and unrealized gain and the ratio of net investment income to average net assets would have been $0.36, $0.12 and 3.32%, respectively. Per share information, ratios and supplemental data for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 0.80%.
(6)	The manager voluntarily waived all or a portion of its fees for the years ended October 31, 2004, 2002, 2001 and 2000. If such fees were not voluntarily waived, the actual expense ratios would have been 0.70%, 1.00%, 1.30% and 2.06%, respectively.
*	Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 298%, 667% and 429% for the six months ended April 30, 2005, years ended October 31, 2004 and 2003, respectively.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

35        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Dividend Strategy Portfolio (formerly known as Smith Barney Large Cap Core Portfolio), Smith Barney Growth and Income Portfolio and SB Government Portfolio (“Funds”) are separate diversified investment funds of Smith Barney Investment Series (“Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (“1940 Act”) as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationship between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial future contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial future contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. Certain Funds have an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities

36        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

under the terms of the agreement with its custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(f) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgoes principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(g) Stripped Securities. Certain Funds invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.

(h) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend

37        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(i) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(k) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassifications. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. Smith Barney Premier Selections All Cap Growth Portfolio pays SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets of the Fund. Smith Barney Dividend Strategy and Smith Barney Growth and Income Portfolios each paid SBFM a management fee calculated at an annual rate of 0.75%, through August 31, 2004, of the average daily net assets of each Fund, respectively, and SB Government Portfolio paid SBFM a management fee calculated at an annual rate of 0.60%, through August 31, 2004, of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.

38        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Effective September 1, 2004, the management fees, which are calculated daily and payable monthly, are calculated in accordance with the following breakpoint schedules:

SB Government Portfolio	Fee
Average Daily Net Assets
First $2 billion	0.55%
Next $2 billion	0.50
Next $2 billion	0.45
Next $2 billion	0.40
Over $8 billion	0.35

Smith Barney Growth and Income and Smith Barney Dividend Strategy Portfolios	Fee
Average Daily Net Assets
First $1 billion	0.65%
Next $1 billion	0.60
Next $1 billion	0.55
Next $1 billion	0.50
Over $4 billion	0.45

During the six months ended April 30, 2005, Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Dividend Strategy Portfolio and Smith Barney Growth and Income Portfolio, had voluntary expense limitations in place of 0.95%, respectively. SB Government had a voluntary expense limitation in place of 0.80%. These expense limitations can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005, each Fund paid transfer agent fees of $2,089 to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

For the six months ended April 30, 2005, CGM and its affiliates received $6,154 in brokerage commissions for the Funds’ agency transactions.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Funds have adopted a Retirement Plan (“Plan”) for all Trustees who are not “interested persons” of the Funds, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75 (certain Trustees who had already attained age 75 when the Plan was adopted were required to retire effective December 31, 2003). Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year, the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Four former Trustees have received payments under the Plan, two of which elected to receive a lump sum payment from this plan. At April 30, 2005, the Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Dividend Strategy Portfolio, Smith Barney Growth and Income Portfolio, and SB Government Portfolio has accrued $3,644, $6,816, $3,195, and $723, respectively, in connection with these plans.

39        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Certain of the Trustees are also covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee’s compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan.

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments and mortgage dollar rolls) were as follows:

	Purchases	Sales
Smith Barney Premier Selections All Cap Growth Portfolio	$14,067,648	$16,273,877

Smith Barney Dividend Strategy Portfolio	89,257,844	89,147,528

Smith Barney Growth and Income Portfolio	23,510,982	20,756,937

SB Government Portfolio	66,573,700	56,110,515

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Smith Barney Premier Selections All Cap Growth Portfolio	$6,717,961	$(3,164,711)	$3,553,250

Smith Barney Dividend Strategy Portfolio	4,796,520	(1,777,030)	3,019,490

Smith Barney Growth and Income Portfolio	8,836,465	(2,515,361)	6,321,104

SB Government Portfolio	867,853	(1,015,387)	(147,534)

At April 30, 2005, SB Government Portfolio had the following open futures contracts:

SB Government Portfolio	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10 Year Notes	172	6/05	$18,899,488	$19,164,563	$265,075

Contracts to Sell:
U.S. Treasury 2 Year Notes	(60)	6/05	(12,461,970)	(12,462,187)	(217)
U.S. Treasury 5 Year Notes	(189)	6/05	(20,275,160)	(20,497,641)	(222,481)

					(222,698)

Net Unrealized Gain on Open Futures Contracts					$42,377

At April 30, 2005, Smith Barney Growth and Income Portfolio had loaned securities having a market value of $5,717,559. Smith Barney Growth and Income Portfolio received cash collateral amounting to $5,894,485 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At April 30, 2005, SB Government Portfolio had outstanding mortgage dollar rolls with a total cost of $55,988,740.

For the six months ended April 30, 2005, the SB Government Portfolio recorded interest income of $702,032 related to such mortgage dollar rolls.

40        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

4.	Shares of Beneficial Interest

At April 30, 2005, the Trust had an unlimited number of shares authorized with a par value of $0.00001 per share.

Transactions in shares of each Fund were as follows:

	Six Months Ended April 30, 2005	Year Ended October 31, 2004

Smith Barney Premier Selections All Cap Growth Portfolio
Shares sold	101,215	2,799,961
Shares reacquired	(618,161)	(583,442)

Net Increase (Decrease)	(516,946)	2,216,519

Smith Barney Dividend Strategy Portfolio
Shares sold	473,073	1,048,052
Shares issued on reinvestment	84,314	35,544
Shares reacquired	(577,900)	(863,838)

Net Increase (Decrease)	(20,513)	219,758

Smith Barney Growth and Income Portfolio
Shares sold	587,092	1,757,533
Shares issued on reinvestment	86,414	34,319
Shares reacquired	(395,152)	(431,387)

Net Increase	278,354	1,360,465

SB Government Portfolio
Shares sold	767,348	1,331,786
Shares issued on reinvestment	429,880	345,833
Shares reacquired	(489,153)	(1,774,164)

Net Increase (Decrease)	708,075	(96,545)

5.	Capital Loss Carryforward

On October 31, 2004, Smith Barney Premier Selections All Cap Growth Portfolio had a net capital loss carryforward of approximately $10,781,974, of which $1,773,086 expires in 2009, $6,363,962 expires in 2010 and $2,644,926 expires in 2011. Smith Barney Dividend Strategy Portfolio had a net capital loss carryforward of approximately $28,600,871, of which $6,294,961 expires in 2009, $15,846,502 expires in 2010 and $6,459,408 expires in 2011. Smith Barney Growth and Income Portfolio had a net capital loss carryforward of approximately $8,719,694 of which $1,521,927 expires in 2009, $3,442,272 expires in 2010 and $3,755,495 expires in 2011. SB Government Portfolio had a net capital loss carryforward of approximately $3,304,782 of which $49,007 expires in 2010, $2,378,580 expires in 2011 and $877,195 expires in 2012. These amounts will be available to offset any future taxable capital gains.

6.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered

41        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

42        Smith Barney Investment Series      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8.	Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to the Funds.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Funds and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Funds and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Funds for their approval.

43        Smith Barney Investment Series      |      2005 Semi-Annual Report

SMITH BARNEY

INVESTMENT SERIES

TRUSTEES

Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Stephen Randolph Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer
and Treasurer

Alan J. Blake

Vice President and

Investment Officer

Kevin Caliendo

Vice President and

Investment Officer

Michael A. Kagan

Vice President and

Investment Officer

Roger M. Lavan, CFA

Vice President and

Investment Officer

OFFICERS (continued)

Francis L. Mustaro

Vice President and

Investment Officer

Lawrence B. Weissman, CFA

Vice President and

Investment Officer

Timothy Woods, CFA

Vice President and

Investment Officer

Andrew Beagley

Chief Anti-Money Laundering

Compliance Officer

and Chief Compliance Officer

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Investment Series

Smith Barney Premier Selections

All Cap Growth Portfolio

Smith Barney Dividend Strategy Portfolio

Smith Barney Growth and Income Portfolio

SB Government Portfolio

The Funds are separate investment funds of the Smith Barney Investment Series, a Massachusetts business trust.

The Funds file their complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of the Smith Barney Investment Series — Smith Barney Premier Selections All Cap Growth, Smith Barney Dividend Strategy, Smith Barney Growth and Income and SB Government Portfolios.

SMITH BARNEY INVESTMENT SERIES

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

©2005 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02334 6/05	05-8673

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99. CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906 CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Series

By:	/s/ R. Jay Gerken
R. Jay Gerken Chief Executive Officer of Smith Barney Investment Series

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Investment Series

Date: July 8, 2005

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Smith Barney Investment Series

Date: July 8, 2005